October 15, 2014

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street N.E.

Washington, D.C. 20549

Re:    TIFF Investment Program, Inc. (File Nos. 33-73408 and 811-8234)

Dear Madam or Sir:

Pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, attached for filing via the EDGAR system is the preliminary proxy statement and proxy card for a Special Meeting of Members (the “Meeting”) of TIFF Multi-Asset Fund and TIFF Short-Term Fund (the “Funds”), each a series of TIFF Investment Program, Inc. (“TIP”).

The Meeting is being held:

(1)	To elect Trustees to the Board;

(2)	To approve an Agreement and Plan of Reorganization and Liquidation that provides for the reorganization of TIP into a newly formed Delaware statutory trust; and

(3)	To transact such other business as may properly come before the Meeting and any adjournments or postponements thereof.

No fee is required in connection with this filing. Please call me at 617-662-0845 or Julie Lee at 617-662-3966 with any questions or comments you may have regarding the enclosed materials or if we may expedite the staff’s review in any way.

Sincerely,

/s/ Danio Mastropieri

Danio Mastropieri

Vice President and Counsel

cc: R. Maestro

Attachments